Cover	Nov. 22, 2021	Nov. 09, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 22, 2021
Entity Registrant Name	UWM Holdings Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39189
Entity Tax Identification Number	82-2124167
Entity Address, Address Line One	585 South Boulevard E.
Entity Address, City or Town	Pontiac,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48341
City Area Code	(800
Local Phone Number	981-8898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag		false
Entity Central Index Key		0001783398
Document Information [Line Items]
Document Period End Date	Nov. 22, 2021
Class A Common Stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	UWMC
Security Exchange Name	NYSE
Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	UWMCWS
Security Exchange Name	NYSE